                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Tweedy, Browne Company LLC
Address:        350 Park Avenue, 9th Floor
                New York, NY  10022

Form 13F File Number: 28-1222

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Kenneth E. Leopold
Title:   General Counsel
Phone:   212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     07/29/2005
Signature                  City,  State          Date

Report Type (Check only one):

[x]     13F     HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F     NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F     COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            78

Form 13F Information Table Value Total:    $2,854,520

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.

                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*OLD * HEINEKEN HOLDINGS 'A'   ADR              2740069      17399   627009  SH       SOLE                627009
ABN AMRO HLDGS ADR             ADR              937102       74451  3035092  SH       SOLE               3035092
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    18028   458834  SH       SOLE                458834
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    47299   797624  SH       SOLE                797624
GALLAHER GROUP PLC             ADR              363595109      385     6500  SH       SOLE                  6500
GLAXO SMITHKLINE PLC SPONSORED ADR              37733W105    62226  1282755  SH       SOLE               1282755
HEINEKEN NV ADR                ADR              2419176      24932   806343  SH       SOLE                806343
NOVARTIS AG ADR                ADR              66987V109    16414   345985  SH       SOLE                345985
SANOFI-AVENTIS ADR             ADR              80105N204     8656   211181  SH       SOLE                211181
UNILEVER (UL)                  ADR              904767704    18006   463479  SH       SOLE                463479
UNILEVER (UN)                  ADR              904784709    44201   681804  SH       SOLE                681804
HEINEKEN HOLDING NV            COM              B0CCH46     234117  8371442  SH       SOLE               8371442
ENNSTONE PLC                   COM              0178725       3350  4558750  SH       SOLE               4558750
HONDA MOTOR CO LTD             COM              6435145        740    15000  SH       SOLE                 15000
21ST CENTURY INS GROUP         COM              90130N103    14559   981042  SH       SOLE                981042
ACMAT CORP CLASS A             COM              004616207      778    51890  SH       SOLE                 51890
ALLIED IRISH BANKS PLC         COM              019228402      326     7600  SH       SOLE                  7600
AMERICAN EXPRESS COMPANY       COM              025816109   155787  2926673  SH       SOLE               2870129            56544
AMERICAN NATIONAL INSURANCE CO COM              028591105    84379   740751  SH       SOLE                716070            24681
BERKSHIRE HATHAWAY INC DEL     COM              084670108    15782      189  SH       SOLE                   189
CENTRAL STEEL & WIRE CO        COM              155411101      239      412  SH       SOLE                   412
CHEVRONTEXACO CORP             COM              166764100     1099    19660  SH       SOLE                 19660
COMCAST CORP - CLASS A         COM              20030N101      699    22793  SH       SOLE                 22793
COMCAST CORP SPECIAL CLASS A   COM              20030N200   118579  3959232  SH       SOLE               3634232            325000
COMERICA INCORPORATED          COM              200340107     2377    41125  SH       SOLE                 41125
COMMONWEALTH TELEPHONE ENTERPR COM              203349105    10131   241733  SH       SOLE                241733
CORVEL CORP                    COM              221006109     1167    46467  SH       SOLE                 46467
DOLLAR THRIFTY AUTOMOTIVE      COM              256743105    21159   557103  SH       SOLE                557103
ELECTRONIC DATA SYSTEMS CORP   COM              285661104    51049  2651908  SH       SOLE               2484654            167254
EXXON MOBIL CORPORATION        COM              30231G102      257     4468  SH       SOLE                  4468
FEDERATED DEPARTMENT STORES    COM              31410H101      271    37000  SH       SOLE                  3700
FEDERATED INVESTORS INC (PA.)  COM              314211103    77202  2572558  SH       SOLE               2480558             92000
FIRST LONG ISLAND CORP - NY    COM              320734106     2084    50044  SH       SOLE                 50044
FISHER COMPANIES INC           COM              337756209      275     5824  SH       SOLE                  5824
GATX CORP                      COM              361448103     5173   149946  SH       SOLE                149946
GENERAL ELECTRIC CO            COM              369604103      655    18900  SH       SOLE                 18900
GEOGRAPHIC DATA TECHNOLOGY, IN COM              372245209        0    20250  SH       SOLE                 20250
GORMAN-RUPP CO                 COM              383082104    13673   638627  SH       SOLE                638627
GREAT AMERN FINL RES INC       COM              389915109    20859  1052948  SH       SOLE               1052948
HEINZ H J CO                   COM              423074103      241     6800  SH       SOLE                  6800
HIBERNIA CORP  CL-A            COM              428656102     4612   138986  SH       SOLE                138986
KANSAS CITY LIFE INSURANCE COM COM              484836101      794    16520  SH       SOLE                 16520
LEUCADIA NATIONAL CORP         COM              527288104    14067   364159  SH       SOLE                364159
MB FINANCIAL, INC.             COM              55264U108     1032    25911  SH       SOLE                 25911
MBIA INC                       COM              55262C100   154905  2611793  SH       SOLE               2495193            116600
MERCHANTS GROUP, INC.          COM              588539106     2323    95694  SH       SOLE                 95694
MFC BANCORP LTD                COM              55271x202      249    13380  SH       SOLE                 13380
NATIONAL WESTERN LIFE INS CO   COM              638522102    46054   237526  SH       SOLE                237526
PNC FINANCIAL SERVICES GROUP I COM              693475105    92771  1703472  SH       SOLE               1652472             51000
POPULAR INC.                   COM              733174106    95952  3809138  SH       SOLE               3809138
PROQUEST COMPANY               COM              74346p102   105044  3203548  SH       SOLE               3203548
RAMCO GERSHENSON PROPERTIES TR COM              751452202     9176   313373  SH       SOLE                313373
RAYONIER INC                   COM              754907103    23536   443815  SH       SOLE                443815
SARA LEE CORP                  COM              803111103      390    19680  SH       SOLE                 19680
SAUL CENTERS INC               COM              804395101      254     7000  SH       SOLE                  7000
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      528    13280  SH       SOLE                 13280
SHERWIN WILLIAMS CO            COM              824348106      367     7800  SH       SOLE                  7800
STEPAN CO                      COM              858586100     3335   150920  SH       SOLE                150920
TECUMSEH PRODUCTS COMPANY CLAS COM              878895200     1399    51000  SH       SOLE                 51000
TECUMSEH PRODUCTS COMPANY CLAS COM              878895101      399    14380  SH       SOLE                 14380
TORCHMARK CORP                 COM              891027104   113047  2165645  SH       SOLE               2165645
TRANSATLANTIC HLDGS            COM              893521104   133901  2398801  SH       SOLE               2252477            146324
TRUSTMARK CORPORATION          COM              898402102     1123    38400  SH       SOLE                 38400
UNIFIRST CORP                  COM              904708104     6489   160065  SH       SOLE                 99665             60400
URSTADT BIDDLE PROPERTIES INC. COM              917286106      248    15000  SH       SOLE                 15000
UST INC                        COM              902911106      527    11545  SH       SOLE                 11545
VERIZON COMMUNICATIONS         COM              92343V104      329     9525  SH       SOLE                  9525
WELLS FARGO & COMPANY          COM              949746101    81336  1320821  SH       SOLE               1320821
AMERICAN INT'L GROUP           COM              268741071   143573  2471137  SH       SOLE               2383437             87700
BANK OF AMERICA CORP COM       COM              060505104     1150    25220  SH       SOLE                 25220
BRISTOL MYERS SQUIBB CO        COM              110122108    59708  2390250  SH       SOLE               2223250            167000
COCA COLA FEMSA                COM              191241108    97405  3646748  SH       SOLE               3475248            171500
HOLLINGER INTERNATIONAL INC    COM              435569108   117455 11733806  SH       SOLE              11733806
JOHNSON & JOHNSON              COM              478160104    27521   423406  SH       SOLE                423406
NATUZZI SPA                    COM              63905A101    39970  4910371  SH       SOLE               4910371
PFIZER INC                     COM              717081103   208524  7560678  SH       SOLE               7380678            180000
SCHERING PLOUGH CORP           COM              806605101    56230  2950149  SH       SOLE               2950149
TRIBUNE CO                     COM              896047107    39788  1130970  SH       SOLE            1049850.00          81120.00


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